Adviser Class

Prospectus Supplement

July 29, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated July 29, 2005 to the Adviser Class Prospectus dated January 31, 2005

Mid Cap Growth Portfolio

The second paragraph of the section of the Prospectus titled “Fund Management—Portfolio Management” is hereby replaced by the following:

Mid Cap Growth Portfolio

The Portfolio’s assets are managed within the U.S. Growth Team. The members of the team who are currently responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, Managing Director of the Adviser, David S. Cohen, Managing Director of the Adviser, Sam G. Chainani, Executive Director of the Adviser and Alexander Norton, Vice President of the Adviser.

Mr. Lynch has worked for the Adviser since 1998 and has been managing the Portfolio since January 2002. Prior to January 2002, Mr. Lynch worked in an investment management capacity for the Adviser. Mr. Cohen has worked for the Adviser since 1993 and has been managing the Portfolio since January 2002. Prior to January 2002, Mr. Cohen worked in an investment management capacity for the Adviser. Mr. Chainani has worked for the Adviser since 1996 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Adviser. Mr. Norton has worked for the Adviser since 1999 and has been managing the Portfolio since July 2005. Prior to July 2005, Mr. Norton worked in an investment management capacity for the Adviser.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

Please retain this supplement for future reference.

LIT SPT MACGX 07/05

Institutional Class

Prospectus Supplement

July 29, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated July 29, 2005 to the Institutional Class Prospectus dated January 31, 2005

Mid Cap Growth Portfolio

The second paragraph of the section of the Prospectus titled “Fund Management—Portfolio Management” is hereby replaced by the following:

Mid Cap Growth Portfolio

The Portfolio’s assets are managed within the U.S. Growth Team. The members of the team who are currently responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, Managing Director of the Adviser, David S. Cohen, Managing Director of the Adviser, Sam G. Chainani, Executive Director of the Adviser and Alexander Norton, Vice President of the Adviser.

Mr. Lynch has worked for the Adviser since 1998 and has been managing the Portfolio since January 2002. Prior to January 2002, Mr. Lynch worked in an investment management capacity for the Adviser. Mr. Cohen has worked for the Adviser since 1993 and has been managing the Portfolio since January 2002. Prior to January 2002, Mr. Cohen worked in an investment management capacity for the Adviser. Mr. Chainani has worked for the Adviser since 1996 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Adviser. Mr. Norton has worked for the Adviser since 1999 and has been managing the Portfolio since July 2005. Prior to July 2005, Mr. Norton worked in an investment management capacity for the Adviser.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

Please retain this supplement for future reference.

LIT SPT MPEGX 07/05